CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Equity attributable to owners of parent	Subscribed capital	Capital Reserves	Accumulated deficit	Accumulated other comprehensive gain (loss)	Non-controlling interests	Total
Balance at the beginning at Dec. 31, 2016	€ 51,449	€ 3,720	€ 75,827	€ (28,971)	€ 873	€ 87	€ 51,536
Loss for the period	(8,538)			(8,538)		(16)	(8,554)
Net changes in fair value of available for sale financial assets	37				37		37
Foreign currency translations	470				470		470
Equity-settled share-based payment	386		386				386
Deferred tax	14		14				14
Balance at the end at Dec. 31, 2017	43,818	3,720	76,227	(37,509)	1,380	71	43,889
Loss for the period	(8,728)			(8,728)		(36)	(8,764)
Net changes in fair value of available for sale financial assets	(119)				(119)		(119)
Foreign currency translations	(60)				(60)		(60)
Equity-settled share-based payment	604		604				604
Capital increase	11,088	1,116	9,972				11,088
Balance at the end (Adjustment on initial application of IFRS 9) at Dec. 31, 2018	(63)			(63)			(63)
Balance at the end (Adjustment on initial application of IFRS 15-Revenues) at Dec. 31, 2018	(100)			(100)			(100)
Balance at the end at Dec. 31, 2018	46,440	4,836	86,803	(46,400)	1,201	35	46,475
Adjusted balance | Adjustment on initial application of IFRS 9	43,655	3,720	76,227	(37,672)	1,380	71	43,726
Loss for the period	(13,967)			(13,967)		(264)	(14,231)
Net changes in fair value of debt investments at FVOCI	174				174		174
Foreign currency translations	(577)				(577)		(577)
Equity-settled share-based payment	671		671				671
Share-based payment transaction with the non-controlling shareholder of a subsidiary	603		603			216	819
Balance at the end at Dec. 31, 2019	€ 33,344	€ 4,836	€ 88,077	€ (60,367)	€ 798	€ (13)	€ 33,331